Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2018	Apr. 25, 2019
Document and Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Entity Registrant Name	China Ceramics Co., Ltd
Entity Central Index Key	0001470683
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Trading Symbol	CCCL
Entity Common Stock, Shares Outstanding		6,011,885
Entity Shell Company	false
Entity Emerging Growth Company	false